Note 26 - Related Party Transactions (Details Textual) - Non-controlling Shareholders [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Due from Related Parties, Total	$ 4,022	$ 3,356
Minimum [Member]
Related Party Transaction, Rate	0.00%
Maximum [Member]
Related Party Transaction, Rate	4.00%